PROSPECTUS SUPPLEMENT                                  65869  10/00
dated October  9, 2000 to:

Putnam Global Natural Resources Fund (the "fund")
Prospectus dated December 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since  Experience
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Delores S. Bamford       1999   1991-Present        Putnam Management
Senior Vice President
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James M. Falvey          2000   Aug. 2000-Present   Putnam Management
Senior Vice President           Prior to Aug. 2000  Dresdner, Kleinwort, Benson
                                Prior to Jan. 1998  Saloman Smith Barney
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